Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
Other assets consist of the following:

	2020	2019
Restricted cash	$28,404	$24,787
OPEB plan assets (note 10(a))	10,662	8,437
Atlantica related prepaid amount	—	8,844
Long-term deposits	13,459	6,319
Income taxes recoverable	4,717	4,416
Deferred financing costs	6,774	5,477
Other	11,736	8,192
	$75,752	$66,472
Less: current portion	(7,266)	(7,764)
	$68,486	$58,708